Guarantee (Details)	1 Months Ended
	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Apr. 23, 2020 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Guarantee (Details) [Line Items]
Bank borrowing	$ 518,941	¥ 3,400,000	$ 442,626	¥ 2,900,000
Jianping Zhou [Member]
Guarantee (Details) [Line Items]
Bank borrowing					$ 885,253	¥ 5,800,000